PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 15,222	$ 17,175
Less: accumulated depreciation and amortization	(9,512)	(11,650)
Total property and equipment, net	5,710	5,525
Depreciation expense	2,061	2,090	$ 1,688
Equipment And Facilities Member
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	9,222	10,796
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,490	1,449
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,617	1,958
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,893	$ 2,972